Other Noninterest Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Litigation	$ 210	$ 217		$ 34
Communications	173	140		115
Clearing	135	127		117
Other	629	576		688
Total other	$ 1,147	$ 1,060	[1]	$ 954	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.